Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,231,425	¥ 1,153,273
Book value of guarantee liabilities	57,456	60,458
Transferred loans
Guarantor Obligations [Line Items]
Potential future payment	436,069	417,587
Book value of guarantee liabilities	¥ 2,185	¥ 4,103
Maturity of the longest contract (Years)	2062	2062
Consumer loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 295,273	¥ 284,891
Book value of guarantee liabilities	¥ 48,207	¥ 47,461
Maturity of the longest contract (Years)	2034	2033
Real estate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 18,193	¥ 12,087
Book value of guarantee liabilities	¥ 2,031	¥ 3,953
Maturity of the longest contract (Years)	2048	2048
Other
Guarantor Obligations [Line Items]
Potential future payment	¥ 2,484	¥ 2,294
Book value of guarantee liabilities	¥ 0	¥ 46
Maturity of the longest contract (Years)	2036	2035
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 479,406	¥ 436,414
Book value of guarantee liabilities	¥ 5,033	¥ 4,895
Maturity of the longest contract (Years)	2029	2027